COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
Dec. 31, 2022 USD ($) item $ / shares shares
Commitments and Contingencies
Maximum number of demands for registration of securities | item	3
Initial Public Offering
Commitments and Contingencies
Units issued during the period excluding over allotment options | shares	15,000,000
Deferred fee per unit | $ / shares	$ 0.50
Aggregate deferred underwriting fee payable | $	$ 7,500,000
Over-allotment option
Commitments and Contingencies
Deferred fee per unit | $ / shares	$ 0.70
Aggregate deferred underwriting fee payable | $	$ 1,575,000